Tax (Details 3) (CHF)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,580,000,000		7,094,000,000
Net operating loss carry-forwards	1,857,000,000		2,045,000,000
Temporary differences	4,723,000,000		5,049,000,000
Deferred tax liabilities	88,000,000		103,000,000
Deferred Tax Assets (Liabilities), Net	6,492,000,000		6,991,000,000
Net deferred tax assets change	499,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(172,000,000)
Accumulated undistributed earnings from foreign subsidiaries	6,700,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	3,000,000
Effective tax rate
Effective tax rate (as a percent)	28.00%	24.40%